Other Gains / (Losses) - Net - Summary of Other Gains/(Losses) Net (Parenthetical) (Detail) € in Millions	12 Months Ended
Dec. 31, 2016 EUR (€)
Analysis of income and expense [abstract]
Cash payment received on acquisition	€ 21
Gain net of costs on acquisition	€ 20